REVENUE - Deferred revenue, total (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Deferred revenue, total	$ 935,484	$ 653,078
Less: Deferred revenue, current	(933,527)	(651,096)
Deferred revenue, non-current	1,957	1,982
Flights - Prepaid Blocks and jet cards
Disaggregation of Revenue [Line Items]
Deferred revenue, total	876,750	609,490
Memberships - annual dues [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue, total	47,069	32,016
Memberships - initiation fees [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue, total	4,072	3,870
Flights - credits
Disaggregation of Revenue [Line Items]
Deferred revenue, total	6,633	7,291
Other revenue [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue, total	$ 960	$ 411